Stockholders' equity - Share buyback and treasury shares (Details) R$ / shares in Units, $ / shares in Units, R$ in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Feb. 24, 2022 shares	Oct. 28, 2021 USD ($) shares	Oct. 28, 2021 BRL (R$) shares	Apr. 01, 2021 USD ($) shares	Apr. 01, 2021 BRL (R$) shares	Feb. 28, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2021 R$ / shares shares
Disclosure of classes of share capital [line items]
Total number of outstanding shares				5.30%	5.30%
Number of shares repurchased							291,184,500				291,184,500
Value of shares acquired				$ 5,281	R$ 27,642		$ 5,546	R$ 29,121
Number of shares held in treasury cancelled							152,016,372	152,016,372
Share Repurchased							291,184,500	291,184,500
Treasury stocks
Disclosure of classes of share capital [line items]
Number of Treasury Shares Re-issued as Compensation							890,482	890,482	1,628,485	1,628,485
Treasury shares utilized and canceled							$ 7	R$ 37	$ 14	R$ 68
Cancellation of treasury shares.
Disclosure of classes of share capital [line items]
Number of shares held in treasury cancelled						133,418,347	152,016,372	152,016,372
Value of shares held in treasury cancelled | $							$ 2,401
Wholly-owned subsidiaries
Disclosure of classes of share capital [line items]
Total number of outstanding shares		4.10%	4.10%
Number of shares repurchased		21,184,500	21,184,500
Value of shares acquired		$ 264	R$ 1,479	2,273	12,068		$ 2,538	R$ 13,547
Share Repurchased							152,166,153	152,166,153
Vale S.A. International
Disclosure of classes of share capital [line items]
Value of shares acquired				$ 3,008	R$ 15,574		$ 3,008	R$ 15,574
Share Repurchased							139,018,347	139,018,347
Vale S.A. International | Cancellation of treasury shares.
Disclosure of classes of share capital [line items]
Number of shares held in treasury cancelled	133,418,347
Vale S.A. International | Wholly-owned subsidiaries
Disclosure of classes of share capital [line items]
Repurchased shares average price | (per share)							$ 19.04				R$ 100.01
Common share | Treasury stocks
Disclosure of classes of share capital [line items]
Share buyback program, number of shares authorized to be repurchased				270,000,000	270,000,000
Adr | Wholly-owned subsidiaries
Disclosure of classes of share capital [line items]
Share buyback program, number of shares authorized to be repurchased		200,000,000	200,000,000